[logo] PIONEER Investments(R)




July 3, 2012



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust X (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to the offering of Class A, Class C and Class Y shares of Pioneer Multi-Asset Ultrashort Income Fund (formerly, Pioneer Multi-Asset Floating Rate Fund), a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 20 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on June 28, 2012 (Accession No. 0001174520-12-000026).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander


cc:   Christopher J. Kelley, Esq.
      Toby R. Serkin, Esq


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



      "Member of the UniCredit Banking Group, Register of Banking Groups"